COREFUNDS, INC.

      SUPPLEMENT DATED APRIL 17, 1998 TO THE INDIVIDUAL SHARES PROSPECTUS
                             DATED NOVEMBER 1, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


Effective in April, 1998, CoreFunds Investment Advisers, Inc., made changes to the portfolio management of certain of the Funds in CoreFunds, Inc. In connection with the replacement of Lary Aasheim with Maureen Callahan as manager of the Equity Index Fund, the paragraph under the "Fund Management" section on page 2 of the Prospectus should be replaced with the following:

     Maureen Callahan, Investment Officer of CoreStates Advisers, is portfolio manager of Equity Index Fund. She is also financial analyst and equity trader for CoreStates Advisers. Prior to joining CoreStates Advisers in 1989, Ms. Callahan worked as a money market administrator at Bankers Trust Company in New York. (Please see page 45 for more information about the Fund's Investment Adviser.)

In addition, Joyce A. Lotkowski has replaced John Ackler as the manager of the Short Term Income Fund and Cash Reserve. Accordingly, the paragraph under the "Fund Management" sections on pages 14 and 32 of the Prospectus should be replaced with the following:

     Joyce A. Lotkowski is a fixed income portfolio manager with investment responsibility for individually managed corporate cash accounts and manages Short Term Income Fund, Cash Reserve and Elite Cash Reserve. In 1978, Ms. Lotkowski joined the Philadelphia National Bank in the CPA and Government Request Department. In 1980, she joined the Corporate Trust Department, and in 1982, joined CoreStates Advisers as a portfolio manager. (Please see page 45 for more information about the Fund's Investment Adviser.)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 COREFUNDS, INC.

     SUPPLEMENT DATED APRIL 17, 1998 TO THE INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 1, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


Effective in April, 1998, CoreFunds Investment Advisers, Inc., made changes to the portfolio management of certain of the Funds in CoreFunds, Inc. In connection with the replacement of Lary Aasheim with Maureen Callahan as manager of the Equity Index Fund, the paragraph under the "Fund Management" section on page 2 of the Prospectus should be replaced with the following:

     Maureen Callahan, Investment Officer of CoreStates Advisers, is portfolio manager of Equity Index Fund. She is also financial analyst and equity trader for CoreStates Advisers. Prior to joining CoreStates Advisers in 1989, Ms. Callahan worked as a money market administrator at Bankers Trust Company in New York. (Please see page 45 for more information about the Fund's Investment Adviser.)

In addition, Joyce A. Lotkowski has replaced John Ackler as the manager of the Short Term Income Fund and Cash Reserve. Accordingly, the paragraph under the "Fund Management" sections on pages 14 and 32 of the Prospectus should be replaced with the following:

     Joyce A. Lotkowski is a fixed income portfolio manager with investment responsibility for individually managed corporate cash accounts and manages Short Term Income Fund, Cash Reserve and Elite Cash Reserve. In 1978, Ms. Lotkowski joined the Philadelphia National Bank in the CPA and Government Request Department. In 1980, she joined the Corporate Trust Department, and in 1982, joined CoreStates Advisers as a portfolio manager. (Please see page 45 for more information about the Fund's Investment Adviser.)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 COREFUNDS, INC.

        SUPPLEMENT DATED APRIL 17, 1998 TO THE COREFUNDS SWEEP PROSPECTUS
                             DATED NOVEMBER 1, 1997

     THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


Effective in April, 1998, CoreFunds Investment Advisers, Inc., made changes to the portfolio management of certain of the Funds in CoreFunds, Inc. In connection with the replacement of John Ackler with Joyce A. Lotkowski as manager of the Short Term Income Fund and Cash Reserve, the paragraph under the "Fund Management" section on page 4 of the Prospectus should be replaced with the following:

     Joyce A. Lotkowski is a fixed income portfolio manager with investment responsibility for individually managed corporate cash accounts and manages Short Term Income Fund, Cash Reserve and Elite Cash Reserve. In 1978, Ms. Lotkowski joined the Philadelphia National Bank in the CPA and Government Request Department. In 1980, she joined the Corporate Trust Department, and in 1982, joined CoreStates Advisers as a portfolio manager. (Please see page 12 for more information about the Fund's Investment Adviser.)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.